UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund: CMA California Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


CMA California Municipal Money Fund

Schedule of Investments as of December 31, 2005                                                                    (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
California - 96.6%     $    6,495    ABN AMRO Munitops Certificates Trust, California, GO, Refunding, VRDN,
                                     Series 2003-1, 3.53% due 2/01/2010 (a)(i)                                       $      6,495

                           16,000    ABN AMRO Munitops Certificates Trust, California, Revenue Bonds, VRDN,
                                     Series 2005-50, 3.53% due 12/01/2012 (a)(i)(j)                                        16,000

                           10,045    ABN AMRO Munitops Certificates Trust, GO, VRDN, Series 2003-9, 3.52%
                                     due 9/01/2011 (g)(i)                                                                  10,045

                           16,912    ABN AMRO Munitops Certificates Trust, VRDN, Series 1998-17, 3.53%
                                     due 7/05/2006 (c)(i)                                                                  16,912

                            5,000    ABN AMRO Munitops Certificates Trust, VRDN, Series 1998-25, 3.53%
                                     due 7/05/2006 (c)(i)                                                                   5,000

                            5,373    ABN AMRO Munitops Certificates Trust, VRDN, Series 1999-7, 3.51%
                                     due 7/04/2007 (g)(i)                                                                   5,373

                           10,000    Abag Finance Authority For Non-Profit Corporations, California, Lease Revenue
                                     Bonds, Pass-Thru Obligations, VRDN, Series A, 4.40% due 7/01/2008 (i)(l)              10,000

                            9,995    Abag Finance Authority For Non-Profit Corporations, California, M/F Revenue
                                     Bonds (Southport Apartments), VRDN, Series A, 3.55% due 1/15/2036 (e)(i)               9,995

                            5,600    Alhambra, California, Unified School District, GO, ROCS, VRDN, Series II-R-2192,
                                     3.55% due 8/01/2022 (c)(i)                                                             5,600


Portfolio Abbreviations


To simplify the listings of CMA California Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA California Municipal Money Fund

Schedule of Investments as of December 31, 2005 (concluded)                                                        (in Thousands)
                             Face
                           Amount    Municipal Bonds                                                                    Value
California             $   15,000    Auburn, California, Union School District, COP, Refunding, VRDN, 3.50%
(concluded)                          due 12/01/2032 (f)(i)                                                           $     15,000

                           15,210    Bakersfield, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN,
                                     Series 788, 3.55% due 3/01/2019 (g)(i)                                                15,210

                           12,825    California Community College Financing Authority, TRAN, Series A, 4% due
                                     6/30/2006 (f)                                                                         12,909

                           10,400    California Educational Facilities Authority Revenue Bonds (Life Chiropractic
                                     College), VRDN, 3.52% due 1/01/2025 (i)                                               10,400

                            2,000    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series M, 3.47% due
                                     2/01/2025 (i)                                                                          2,000

                           28,000    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series M, 3.47% due
                                     8/01/2033 (i)                                                                         28,000

                           12,800    California HFA, Home Mortgage Revenue Bonds, VRDN, AMT, Series R, 3.47% due
                                     8/01/2023 (a)(i)                                                                      12,800

                           19,271    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                     Series 591, 3.55% due 3/01/2014 (g)(i)                                                19,271

                           22,170    California Health Facilities Financing Authority Revenue Bonds, FLOATS, VRDN,
                                     Series 592, 3.55% due 3/01/2021 (g)(i)                                                22,170

                            3,585    California Infrastructure and Economic Development Bank, Revenue Refunding
                                     Bonds (Guided Discoveries Inc. Project), VRDN, 3.53% due 6/01/2032 (i)                 3,585

                           17,000    California Infrastructure and Economic Development Bank, Revenue Refunding
                                     Bonds (J. Paul Getty Trust), VRDN, Series B, 2.25% due 2/02/2006 (i)                  17,000

                           10,000    California Pollution Control Financing Authority, PCR, Refunding, PUTTERS,
                                     VRDN, AMT, Series 475, 3.56% due 6/01/2006 (c)(i)                                     10,000

                          125,250    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                     and Electric), VRDN, AMT, Series B, 3.52% due 11/01/2026 (i)                         125,250

                            2,500    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                     and Electric), VRDN, Series C, 3.45% due 11/01/2026 (i)                                2,500

                           14,475    California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas
                                     and Electric), VRDN, Series E, 3.51% due 11/01/2026 (i)                               14,475

                           33,000    California Pollution Control Financing Authority, Resource Recovery Revenue
                                     Bonds (Atlantic Richfield Co. Project), VRDN, Series A, 3.56% due 12/01/2024 (i)      33,000

                           82,250    California School Cash Reserve Program Authority, Pooled Revenue Bonds,
                                     Series A, 4% due 7/06/2006                                                            82,715

                           17,000    California State, CP, 2.78% due 1/12/2006                                             17,000

                           24,200    California State Department of Water Resources, Power Supply Revenue Bonds, VRDN,
                                     Series B-1, 3.50% due 5/01/2022 (i)                                                   24,200

                           25,000    California State Department of Water Resources, Power Supply Revenue Refunding
                                     Bonds, VRDN, Sub-Series G-10, 3.15% due 5/01/2018 (c)(i)                              25,000

                           45,000    California State Department of Water Resources, Power Supply Revenue Refunding
                                     Bonds, VRDN, Sub-Series G-13, 3.17% due 5/01/2018 (c)(i)                              45,000

                            6,780    California State Economic Recovery, GO, FLOATS, VRDN, Series 956, 3.53% due
                                     7/01/2012 (g)(i)                                                                       6,780

                            7,100    California State Economic Recovery, GO, FLOATS, VRDN, Series 1041, 3.53% due
                                     7/01/2012 (g)(i)                                                                       7,100

                           17,500    California State Economic Recovery, GO, FLOATS, VRDN, Series L27, 3.53% due
                                     7/01/2017 (i)                                                                         17,500

                            3,000    California State Economic Recovery Revenue Bonds, VRDN, Series C-7, 3.46%
                                     due 7/01/2023 (i)                                                                      3,000

                            9,660    California State, GO, MERLOTS, VRDN, Series B-45, 3.53% due 10/01/2029 (i)             9,660

                            9,365    California State, GO, MERLOTS, VRDN, Series C-26, 3.53% due 11/01/2029 (f)(i)          9,365

                            5,970    California State, GO, MSTR, VRDN, Series SGA-7, 3.54% due 9/01/2018 (f)(i)             5,970

                            9,600    California State, GO, MSTR, VRDN, Series SGA-39, 3.54% due 6/01/2014 (g)(i)            9,600

                            2,990    California State, GO, MSTR, VRDN, Series SGA-40, 3.54% due 6/01/2013 (c)(i)            2,990

                            9,370    California State, GO, MSTR, VRDN, Series SGA-72, 3.54% due 6/01/2017 (c)(i)            9,370

                           35,000    California State, GO, MSTR, VRDN, Series SGB 60-1, 3.55% due 6/01/2033 (b)(i)         35,000

                            9,025    California State, GO, Refunding, MERLOTS, VRDN, Series A-17, 3.53% due
                                     2/01/2018 (a)(i)                                                                       9,025

                            3,095    California State, GO, Refunding, MERLOTS, VRDN, Series A-47, 3.53% due
                                     2/01/2011 (g)(i)                                                                       3,095

                           25,950    California State, GO, Refunding, MSTR, VRDN, Series SGA-119, 3.53% due
                                     9/01/2028 (c)(i)                                                                      25,950

                           13,870    California State, GO, Refunding, MSTR, VRDN, Series SGA-135, 3.53% due
                                     12/01/2030 (a)(i)                                                                     13,870

                            5,400    California State, GO, Refunding, MSTR, VRDN, Series SGA-136, 3.53% due
                                     12/01/2030 (i)(k)                                                                      5,400

                            5,225    California State, GO, Refunding, PUTTERS, VRDN, Series 806, 3.54% due
                                     3/01/2013 (g)(i)                                                                       5,225

                            5,335    California State, GO, Refunding, PUTTERS, VRDN, Series 1082, 3.54% due
                                     8/01/2013 (f)(i)                                                                       5,335

                            3,195    California State, GO, Refunding, TOCS, VRDN, Series GG, 3.54% due 4/19/2013 (a)(i)     3,195

                           13,230    California State, GO, Refunding, VRDN, Series A-2, 3.50% due 5/01/2034 (i)            13,230

                            4,880    California State Public Works Board, Lease Revenue Bonds, PUTTERS, VRDN,
                                     Series 609, 3.54% due 11/01/2012 (c)(i)                                                4,880

                           70,000    California State, RAN, 4.50% due 6/30/2006                                            70,513

                           24,400    California Statewide Communities Development Authority, CP, 3.10% due 2/22/2006       24,400

                           10,000    California Statewide Communities Development Authority, M/F Housing Revenue
                                     Bonds (Canyon Creek Apartments), VRDN, AMT, Series C, 3.61% due 6/15/2025 (e)(i)      10,000

                            6,420    California Statewide Communities Development Authority, M/F Housing Revenue
                                     Bonds (Hallmark Housing Apartments), VRDN, AMT, Series ZZ, 3.55% due
                                     12/15/2036 (e)(i)                                                                      6,420

                            6,700    California Statewide Communities Development Authority, M/F Housing Revenue
                                     Bonds (Hermosa Vista Apartments), VRDN, AMT, Series XX, 3.55% due
                                     5/15/2036 (e)(i)                                                                       6,700

                            4,200    California Statewide Communities Development Authority, M/F Housing Revenue
                                     Bonds (Kimberly Woods), VRDN, AMT, Series B, 3.61% due 6/15/2025 (e)(i)                4,200

                           13,205    California Statewide Communities Development Authority, M/F Housing Revenue
                                     Bonds (Knolls at Green Valley), VRDN, AMT, Series FF, 3.55% due 7/15/2036 (e)(i)      13,205

                           15,100    California Statewide Communities Development Authority, M/F Housing Revenue
                                     Bonds (Oakmont Chino Hills), VRDN, AMT, Series P, 3.55% due 6/01/2036 (i)             15,100

                            5,335    California Statewide Communities Development Authority, M/F Housing Revenue
                                     Bonds (Second Street Senior Apartments), VRDN, AMT, Series TT, 3.55% due
                                     12/15/2036 (e)(i)                                                                      5,335

                            7,300    California Statewide Communities Development Authority, M/F Housing Revenue
                                     Bonds (Vineyard Creek LP), VRDN, AMT, Series W, 3.55% due 12/01/2036 (i)               7,300

                           17,150    California Statewide Communities Development Authority, M/F Revenue Bonds
                                     (Crossings Senior Apartments), VRDN, AMT, Series I, 3.58% due 7/15/2040 (i)           17,150

                           11,400    California Statewide Communities Development Authority Revenue Bonds (Kaiser
                                     Permanente), VRDN, Series A, 3.48% due 10/01/2013 (i)                                 11,400

                           20,000    California Statewide Communities Development Authority Revenue Bonds,
                                     Series A-1, 4% due 6/30/2006 (f)                                                      20,132

                            8,300    California Statewide Communities Development Authority Revenue Bonds, VRDN,
                                     Series L, 3.48% due 4/01/2038 (i)                                                      8,300

                           14,000    California Statewide Communities Development Authority Revenue Bonds, VRDN,
                                     Series M, 3.48% due 4/01/2038 (i)                                                     14,000

                           35,375    California Statewide Communities Development Authority, Revenue Refunding Bonds
                                     (University Retirement Community at Davis), VRDN, 3.51% due 11/15/2030 (h)(i)         35,375

                           14,315    Carlsbad, California, M/F Housing Revenue Bonds (The Greens Apartments), VRDN,
                                     AMT, Series A, 3.54% due 6/01/2046 (i)                                                14,315

                            6,194    Clipper Tax-Exempt Trust, California, COP, VRDN, AMT, Series 98-9, 3.61% due
                                     8/01/2006 (i)                                                                          6,194

                            7,135    Contra Costa, California, Water District, Water Revenue Refunding Bonds, FLOATS,
                                     VRDN, Series 850, 3.53% due 10/01/2019 (f)(i)                                          7,135

                           14,500    Contra Costa County, California, M/F Housing Revenue Bonds (Creekview Apartments),
                                     VRDN, AMT, Series B, 3.55% due 7/01/2036 (d)(i)                                       14,500

                            5,800    Dublin, California, M/F Housing Authority Revenue Bonds (Park Sierra), VRDN,
                                     AMT, Series A, 3.51% due 6/01/2028 (i)                                                 5,800

                           21,000    Eagle Tax-Exempt Trust, California Infrastructure and Economic Development Bank
                                     Revenue Bonds, VRDN, Series 2003-0042, Class A, 3.55% due 7/01/2037 (a)(i)            21,000

                           18,320    Eagle Tax-Exempt Trust, California State Department of Water Resources, Power
                                     Supply Revenue Bonds, VRDN, Series 2002-6017, Class A, 3.55% due 5/01/2018 (a)(i)     18,320

                           15,000    Eagle Tax-Exempt Trust, California State University, Revenue Refunding Bonds,
                                     VRDN, Series 2005-0082, Class A, 3.55% due 11/01/2035 (g)(i)                          15,000

                           29,700    Eagle Tax-Exempt Trust, California, VRDN, Series 2000-0501, Class A, 3.55% due
                                     10/01/2028 (i)                                                                        29,700

                            4,800    Eagle Tax-Exempt Trust, Los Angeles, California, Unified School District, GO,
                                     VRDN, Series 2003-0043, Class A, 3.55% due 1/01/2028 (g)(i)                            4,800

                            2,445    Eagle Tax-Exempt Trust, University of California, Revenue Refunding Bonds, VRDN,
                                     Series 2005-0006, Class A, 3.55% due 5/15/2033 (a)(i)                                  2,445

                           19,180    East Bay Municipal Utility District, California, Wastewater System Revenue
                                     Refunding Bonds, VRDN, Sub-Series B, 3.47% due 6/01/2027 (i)(k)                       19,180

                            2,525    East Bay Municipal Utility District, California, Water System Revenue Refunding
                                     Bonds, ROCS, VRDN, Series RR-II-R-2073, 3.55% due 6/01/2019 (g)(i)                     2,525

                           35,000    Eclipse Funding Trust, Solar Eclipse Certificates, California, GO, Refunding,
                                     VRDN, Series 2005-0004, 3.54% due 6/01/2024 (g)(i)                                    35,000

                           29,000    Fillmore, California, Public Financing Authority, Revenue Refunding Bonds
                                     (Central City Redevelopment Project), VRDN, Series A, 3.51% due 5/01/2031 (i)         29,000

                            1,995    Fontana, California, Public Financing Authority, Tax Allocation Revenue
                                     Refunding Bonds, PUTTERS, VRDN, Series 707, 3.54% due 4/01/2013 (a)(i)                 1,995

                            8,945    Fresno, California, Airport Revenue Bonds, MERLOTS, VRDN, AMT, Series B2, 3.58%
                                     due 7/01/2030 (f)(i)                                                                   8,945

                            4,685    Fresno, California, Water System Revenue Refunding Bonds, MSTR, VRDN, Series
                                     SGA-76, 3.54% due 6/01/2024 (c)(i)                                                     4,685

                           11,431    Glendale, California, Hospital Revenue Refunding Bonds, FLOATS, VRDN, Series 590,
                                     3.55% due 3/01/2014 (g)(i)                                                            11,431

                            6,620    Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds (Jeffrey
                                     Court Senior Apartments), VRDN, AMT, 3.60% due 3/01/2028 (i)                           6,620

                           19,430    Loma Linda, California, M/F Housing Revenue Refunding Bonds (Loma Linda Springs),
                                     VRDN, AMT, 3.54% due 12/15/2031 (e)(i)                                                19,430

                            1,795    Long Beach, California, Harbor Revenue Bonds, PUTTERS, VRDN, AMT, Series 730,
                                     3.56% due 11/15/2012 (g)(i)                                                            1,795

                            6,875    Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue
                                     Bonds (Wilshire Station Apartments Project), VRDN, AMT, Series A, 3.65% due
                                     10/15/2038 (i)                                                                         6,875

                           30,000    Los Angeles, California, Convention and Exhibition Center Authority, Lease
                                     Revenue Refunding Bonds, VRDN, Series 2003-B through Series D, 3.45% due
                                     8/15/2021 (a)(i)                                                                      30,000

                            3,000    Los Angeles, California, Department of Airports, Airport Municipal Trust Revenue
                                     Bonds, FLOATS, VRDN, Series SG 61, 3.56% due 5/15/2020 (i)(j)                          3,000

                            3,120    Los Angeles, California, Department of Water and Power, Waterworks Revenue
                                     Refunding Bonds, MERLOTS, VRDN, Series A24, 3.53% due 7/01/2030 (g)(i)                 3,120

                            5,000    Los Angeles, California, Harbor Department Revenue Bonds, FLOATS, VRDN, Series
                                     SG59, 3.56% due 8/01/2026 (i)                                                          5,000

                           22,420    Los Angeles, California, S/F Home Mortgage Revenue Bonds, VRDN, AMT, 3.65%
                                     due 12/01/2006 (i)                                                                    22,420

                           18,363    Los Angeles, California, Unified School District, GO, FLOATS, VRDN, Series 924,
                                     3.53% due 7/01/2023 (f)(i)                                                            18,363

                            4,975    Los Angeles, California, Unified School District, GO, MERLOTS, VRDN, Series B12,
                                     3.53% due 1/01/2027 (g)(i)                                                             4,975

                           10,670    Los Angeles, California, Unified School District, GO, ROCS, VRDN, Series
                                     II-R-2219, 3.55% due 7/01/2023 (a)(i)                                                 10,670

                            6,830    Los Angeles, California, Water and Power Revenue Refunding Bonds, ROCS, VRDN,
                                     Series II-R-4510, 3.55% due 7/01/2021 (g)(i)                                           6,830

                            9,200    Los Angeles, California, Water and Power Revenue Refunding Bonds, VRDN, Sub-Series
                                     B-3, 3.45% due 7/01/2034 (i)                                                           9,200

                           18,030    Los Angeles County, California, Capital Asset Leasing Corporation, CP, 3.12%
                                     due 2/06/2006                                                                         18,030

                           40,000    Los Angeles County, California, Metropolitan Transportation Authority, Revenue
                                     Refunding Bonds, MSTR, VRDN, Series SGB 1, 3.55% due 7/01/2025 (f)(i)                 40,000

                           40,850    Los Angeles County, California, Metropolitan Transportation Authority, Revenue
                                     Refunding Bonds, MSTR, VRDN, Series SGB 2, 3.55% due 7/01/2021 (f)(i)                 40,850

                           25,000    Los Angeles County, California, TRAN, 4% due 6/30/2006                                25,162

                           20,760    Manteca, California, Redevelopment Agency, Subordinate Tax Allocation, Revenue
                                     Refunding Bonds (Amended Merged Project Area), VRDN, 3.52% due 10/01/2042 (i)(k)      20,760

                           20,000    Metropolitan Water District of Southern California, Revenue Refunding Bonds,
                                     VRDN, Series B-1, 3.45% due 7/01/2020 (i)                                             20,000

                           20,000    Milpitas, California, M/F Housing Revenue Bonds (Crossing at Montague), VRDN,
                                     AMT, Series A, 3.55% due 8/15/2033 (e)(i)                                             20,000

                            7,435    Monrovia, California, Unified School District, GO, MSTR, VRDN, Series SGA-70,
                                     3.54% due 8/01/2022 (g)(i)                                                             7,435

                           20,000    Municipal Securities Trust Certificates, California, GO, Refunding, VRDN,
                                     Series 2004-214, Class A, 3.60% due 8/03/2022 (a)(i)                                  20,000

                           24,550    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2000-97,
                                     Class A, 3.54% due 9/01/2016 (c)(i)                                                   24,550

                           20,860    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2001-118,
                                     Class A, 3.53% due 3/03/2009 (c)(i)                                                   20,860

                            8,735    Municipal Securities Trust Certificates, California, GO, VRDN, Series 2005-241,
                                     Class A, 3.67% due 6/03/2022 (g)(i)(j)                                                 8,735

                           11,660    Municipal Securities Trust Certificates, California, Revenue Bonds, VRDN, Series
                                     2005-239, Class A, 3.67% due 5/05/2027 (g)(i)                                         11,660

                           11,720    Municipal Securities Trust Certificates, California, Tax Allocation Refunding
                                     Bonds, VRDN, Series 2005-243, Class A, 3.54% due 10/02/2013 (f)(i)                    11,720

                            2,440    Oakland, California, Sewer Revenue Bonds, PUTTERS, VRDN, Series 631, 3.54% due
                                     6/15/2022 (f)(i)                                                                       2,440

                            6,365    Pittsburg, California, Redevelopment Agency, Tax Allocation Refunding Bonds,
                                     ROCS, VRDN, Series RR-II-R-2070, 3.55% due 8/01/2020 (g)(i)                            6,365

                           13,570    Port of Oakland, California, Port Revenue Bonds, MSTR, VRDN, Series SG 112, 3.56%
                                     due 11/01/2025 (i)(j)                                                                 13,570

                           15,885    Port of Oakland, California, Revenue Refunding Bonds, MERLOTS, VRDN, AMT, Series
                                     B-36, 3.58% due 11/01/2021 (c)(i)                                                     15,885

                            3,300    Riverside County, California, IDA, IDR (Universal Forest Products), VRDN, AMT,
                                     3.57% due 8/01/2029 (i)                                                                3,300

                           11,800    Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Greenfair
                                     Apartments), VRDN, AMT, Series G, 3.53% due 12/01/2030 (i)                            11,800

                           15,490    Sacramento, California, Housing Authority, M/F Housing Revenue Bonds (Lofts at
                                     Natomas Apartments), VRDN, AMT, Series F, 3.55% due 4/15/2036 (e)(i)                  15,490

                           15,000    Sacramento, California, Municipal Utility District, CP, 3.15% due 1/11/2006           15,000

                           45,000    Sacramento, California, Municipal Utility District, CP, 3.21% due 1/11/2006           45,000

                            2,090    Sacramento, California, Municipal Utility District, Electric Revenue Bonds,
                                     PUTTERS, VRDN, Series 591, 3.54% due 8/15/2011 (g)(i)                                  2,090

                           12,910    Sacramento, California, Municipal Utility District, Electric Revenue Refunding
                                     Bonds, FLOATS, VRDN, Series 748, 3.53% due 8/15/2028 (f)(i)                           12,910

                            6,250    Sacramento County, California, COP, ROCS, VRDN, Series II-R-5007, 3.55% due
                                     12/01/2023 (a)(i)                                                                      6,250

                            7,000    San Diego, California, Sewer Revenue Bonds, FLOATS, VRDN, Series SG 14, 3.53%
                                     due 5/15/2020 (i)(j)                                                                   7,000

                           20,160    San Diego, California, Unified Port District, CP, 2.87% due 2/08/2006                 20,160

                           22,134    San Diego, California, Unified Port District, CP, AMT, 2.90% due 2/08/2006            22,134

                            6,255    San Diego, California, Unified School District, GO, FLOATS, VRDN, Series 964 D,
                                     3.53% due 7/01/2025 (g)(i)                                                             6,255

                           26,000    San Diego, California, Unified School District, GO, TRAN, Series A, 4% due
                                     7/14/2006                                                                             26,193

                           26,100    San Diego, California, Unified School District, GO, TRAN, Series B, 4% due
                                     7/14/2006                                                                             26,291

                            6,240    San Diego County, California, COP (San Diego Jewish Academy), VRDN, 3.54% due
                                     12/01/2028 (i)                                                                         6,240

                            7,705    San Francisco, California, City and County Airport Commission, International
                                     Airport Revenue Bonds, MSTR, VRDN, AMT, Series SGA-56, 3.56% due 5/01/2026 (g)(i)      7,705

                           16,555    San Francisco, California, City and County Airport Commission, International
                                     Airport Revenue Bonds, MSTR, VRDN, Series SG116, 3.58% due 5/01/2026 (i)              16,555

                            5,535    San Joaquin County, California, COP, ROCS, VRDN, Series II-R-2030, 3.55% due
                                     4/01/2020 (g)(i)                                                                       5,535

                            2,650    San Jose, California, Airport Revenue Refunding Bonds, ROCS, VRDN, Series
                                     II-R-2004, 3.55% due 3/01/2016 (f)(i)                                                  2,650

                           12,000    San Jose, California, M/F Housing Revenue Bonds (Carlton Homes), VRDN, AMT,
                                     Series A, 3.54% due 10/15/2032 (e)(i)                                                 12,000

                           26,400    San Jose, California, M/F Housing Revenue Bonds (Siena Renaissance Square
                                     Apartments), VRDN, 3.55% due 12/01/2029 (i)                                           26,400

                            7,500    San Mateo County, California, Transit District, Sales Tax Revenue Refunding
                                     Bonds, TOCS, VRDN, Series DD, 3.54% due 6/28/2013 (g)(i)                               7,500

                            9,935    Santa Clara, California, Electric Revenue Refunding Bonds, MSTR, VRDN, Series
                                     SGA-75, 3.54% due 7/01/2027 (a)(i)                                                     9,935

                           32,150    Santa Cruz County, California, Board of Education, GO, TRAN, 4% due 6/30/2006         32,365

                           12,500    Simi Valley, California, M/F Housing Revenue Bonds (Parker Ranch Project), VRDN,
                                     AMT, Series A, 3.55% due 7/15/2036 (e)(i)                                             12,500

                           12,000    Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge Apartments),
                                     VRDN, 3.61% due 9/01/2019 (i)                                                         12,000

                            2,640    University of California Revenue Bonds, ROCS, VRDN, Series II-R-3007, 3.55%
                                     due 9/01/2020 (f)(i)                                                                   2,640

                            9,200    Upland, California, Apartment Development Revenue Refunding Bonds (Mountain
                                     Springs-Issue A), VRDN, 3.49% due 11/15/2028 (e)(i)                                    9,200

                           10,000    Victorville, California, Joint Powers Financing Authority, Lease Revenue
                                     Bonds (Cogeneration Facility Project), VRDN, Series A, 3.51% due 5/01/2037 (i)        10,000

                           14,800    Whittier, California, Revenue Refunding Bonds (Whittier College), VRDN, 3.55%
                                     due 12/01/2033 (h)(i)                                                                 14,800


Puerto Rico - 2.2%          4,900    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN,
                                     Series 2000-107, Class A, 3.53% due 5/19/2009 (f)(i)                                   4,900

                            4,000    Puerto Rico Commonwealth, FLOATS, VRDN, Series PMD-8, 3.54% due 7/01/2026 (g)(i)       4,000

                           17,231    Puerto Rico Government Development Bank, CP, 3.45% due 1/03/2006                      17,231

                            3,500    Puerto Rico Government Development Bank, CP, 3.50% due 1/03/2006                       3,500

                           15,000    Puerto Rico Government Development Bank, CP, 3.50% due 1/04/2006                      15,000

                            5,642    Puerto Rico Government Development Bank, CP, 3.55% due 1/05/2006                       5,642


                                     Total Investments (Cost - $2,284,436*) - 98.8%                                     2,284,436
                                     Other Assets Less Liabilities - 1.2%                                                  27,239
                                                                                                                     ------------
                                     Net Assets - 100.0%                                                             $  2,311,675
                                                                                                                     ============

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FHLMC Collateralized.

(e) FNMA Collateralized.

(f) FSA Insured.

(g) MBIA Insured.

(h) Radian Insured.

(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) XL Capital Insured.

(l) California Housing Loan Insurance Fund (CaHLIF) Insured.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust


Date:  February 21, 2006